Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (18,822,180)	$ (25,986,943)
Depreciation and amortization	95,137	158,721
Share-based compensation to employees for services	967,520	744,376
Amortization of discount and debt issuance costs	846,622	1,031,779
Loss on disposal of equipment		3,002
Fair value of warrants issued to nonemployee as partial payment of services rendered	56,209
Loss on investments	70,355
Change in fair value of warrant liability	41,146	55,509
Change in fair value of investors’ right to purchase future shares of Series A-1 and A-2 preferred stock	(3,358,900)	(3,539,000)
(Increase) decrease in prepaid expenses and other assets	(256,396)	(148,480)
Increase (decrease) in accounts payable and accrued liabilities	(1,495,032)	2,024,907
Net cash used in operating activities	(21,855,519)	(25,656,129)
Purchase of property and equipment	(70,336)	(6,499)
Proceeds from maturities and sales of available-for-sale securities	18,013,232	5,245,500
Purchase of available-for-sale securities		(23,228,440)
Net cash provided by investing activities	17,942,896	(17,989,439)
Proceeds from exercise of warrants and options	353,524	85,862
Issuance of shares under the employee stock purchase plan	16,319
Payments on capital leases	(1,955)	(43,586)
Proceeds from private placement of Series A-1 preferred stock for $40 million less cash issuance costs of $1.4 million		38,606,093
Net cash provided by financing activities	367,888	38,648,369
Net decrease in cash and cash equivalents	(3,544,735)	(4,997,199)
Cash and cash equivalents, beginning of period	4,573,254	9,570,453
Cash and cash equivalents, end of period	1,028,518	4,573,254
Cash paid for interest	2,708,750	2,708,750
Unrealized gain (loss) on available-for-sale securities	17,600	8,159
Fair value of warrants issued to nonemployee as partial payment of services rendered	56,209	37,874
Extinguishment of warrant liabilities, net of cash proceeds from warrant exercise	$ 252,448	$ 1,488,055